Financial Instruments - Schedule of Contractual Maturities of Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Carrying Amount [Member]
Financial Instruments - Schedule of Contractual Maturities of Financial Liabilities (Details) [Line Items]
Accounts payable	$ 783	$ 816
Other payables	270	242
Lease liability		9
Related parties	726
Current maturities of long-term loans	356
Accrued legal contingency	340	341
Financial liabilities	2,475	1,408
Contractual Cash flow [Member]
Financial Instruments - Schedule of Contractual Maturities of Financial Liabilities (Details) [Line Items]
Accounts payable	783	816
Other payables	270	242
Lease liability		9
Related parties	726
Current maturities of long-term loans	356
Accrued legal contingency	340	341
Financial liabilities	2,475	1,408
1 year [Member]
Financial Instruments - Schedule of Contractual Maturities of Financial Liabilities (Details) [Line Items]
Accounts payable	783	816
Other payables	270	242
Lease liability
Related parties	504
Current maturities of long-term loans	356
Accrued legal contingency	340	341
Financial liabilities	2,253	1,399
2-5 years [Member]
Financial Instruments - Schedule of Contractual Maturities of Financial Liabilities (Details) [Line Items]
Accounts payable
Other payables
Lease liability		9
Related parties	222
Current maturities of long-term loans
Accrued legal contingency
Financial liabilities	$ 222	$ 9